SCHEDULE OF CONCENTRATION OF CREDIT RISK (Details) - Old Glory Holding Co [Member] - Net Assets, Geographic Area [Member] - Geographic Concentration Risk [Member]	12 Months Ended
Dec. 31, 2025
OKLAHOMA
Concentration percentage	23.00%
COLORADO
Concentration percentage	12.00%
FLORIDA
Concentration percentage	9.00%
IOWA
Concentration percentage	8.00%
MONGOLIA
Concentration percentage	8.00%
Other [Member]
Concentration percentage	41.00%
Americas [Member]
Concentration percentage	100.00%